SEGMENTED INFORMATION (Details) - CAD ($)	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Total operating segments	$ 151,113,202	$ 136,507,814
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Total operating segments	150,257,776	135,545,747
Other Noncurrent Asset [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	855,426	962,067
Canada [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	785,248	859,168
Canada [Member] | Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Total operating segments
Canada [Member] | Other Noncurrent Asset [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	785,248	859,168
United States [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	34,903,689	25,376,511
United States [Member] | Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Total operating segments	34,833,511	25,273,612
United States [Member] | Other Noncurrent Asset [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	70,178	102,899
Peru [Member]
IfrsStatementLineItems [Line Items]
Total operating segments	115,424,265	110,272,135
Peru [Member] | Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Total operating segments	115,424,265	110,272,135
Peru [Member] | Other Noncurrent Asset [Member]
IfrsStatementLineItems [Line Items]
Total operating segments